John Hancock
Bond Fund
Quarterly portfolio holdings 2/28/2023

Fund’s investments
As of 2-28-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 41.6%				$8,632,226,475
(Cost $9,054,042,394)
U.S. Government 16.9%				3,500,616,221
U.S. Treasury
Bond	2.250	02-15-52	107,041,000	76,321,069
Bond	2.500	02-15-45	46,172,000	35,272,883
Bond	3.000	08-15-52	1,334,688,000	1,121,972,108
Bond	3.375	08-15-42	483,509,000	435,309,197
Bond	3.375	11-15-48	107,040,000	95,771,531
Bond	3.875	02-15-43	139,487,000	135,324,185
Bond	4.000	11-15-42	594,814,000	586,356,488
Bond	4.000	11-15-52	403,202,000	410,384,036
Note	3.500	02-15-33	414,178,000	400,523,069
Note	3.875	01-15-26	5,413,000	5,319,964
Note	4.000	02-29-28	42,023,000	41,711,110
Note	4.625	02-28-25	156,853,000	156,350,581
U.S. Government Agency 24.7%				5,131,610,254
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	11-01-37	20,397,863	20,127,481
15 Yr Pass Thru	4.500	11-01-37	243,055	239,833
15 Yr Pass Thru	4.500	12-01-37	13,396,776	13,219,196
15 Yr Pass Thru	4.500	01-01-38	14,458,937	14,267,278
15 Yr Pass Thru	4.500	02-01-38	46,252,774	45,639,675
30 Yr Pass Thru	2.000	09-01-50	126,456,610	104,325,565
30 Yr Pass Thru	2.000	03-01-52	66,708,174	54,637,563
30 Yr Pass Thru	2.500	09-01-50	28,289,479	24,214,555
30 Yr Pass Thru	2.500	08-01-51	64,652,660	55,233,776
30 Yr Pass Thru	2.500	11-01-51	48,129,726	41,087,895
30 Yr Pass Thru	2.500	12-01-51	15,964,394	13,537,607
30 Yr Pass Thru	3.000	03-01-43	3,382,166	3,089,907
30 Yr Pass Thru	3.000	12-01-45	11,680,465	10,590,835
30 Yr Pass Thru	3.000	05-01-46	1,984,560	1,797,567
30 Yr Pass Thru	3.000	10-01-46	4,696,257	4,249,354
30 Yr Pass Thru	3.000	10-01-46	3,539,806	3,206,271
30 Yr Pass Thru	3.000	10-01-46	6,356,383	5,745,540
30 Yr Pass Thru	3.000	10-01-46	47,644,625	43,155,353
30 Yr Pass Thru	3.000	12-01-46	35,879,278	32,330,401
30 Yr Pass Thru	3.000	12-01-46	8,520,059	7,706,614
30 Yr Pass Thru	3.000	04-01-47	23,587,041	21,312,976
30 Yr Pass Thru	3.000	09-01-49	12,538,243	11,186,506
30 Yr Pass Thru	3.000	10-01-49	15,554,664	13,906,895
30 Yr Pass Thru	3.000	12-01-49	14,601,898	13,018,554
30 Yr Pass Thru	3.000	01-01-50	12,863,350	11,492,643
30 Yr Pass Thru	3.000	02-01-50	8,111,780	7,247,396
30 Yr Pass Thru	3.000	06-01-51	78,747,270	70,085,338
30 Yr Pass Thru	3.500	06-01-42	2,415,955	2,266,255
30 Yr Pass Thru	3.500	04-01-44	3,599,858	3,368,808
30 Yr Pass Thru	3.500	05-01-45	5,680,189	5,301,416
30 Yr Pass Thru	3.500	08-01-46	34,712,604	32,430,399
30 Yr Pass Thru	3.500	09-01-46	7,294,555	6,785,335
30 Yr Pass Thru	3.500	10-01-46	1,436,554	1,344,352
30 Yr Pass Thru	3.500	10-01-46	13,585,921	12,607,793
30 Yr Pass Thru	3.500	11-01-46	4,311,473	4,006,454
30 Yr Pass Thru	3.500	11-01-46	4,659,152	4,345,553
2	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	12-01-46	6,117,562	$5,707,712
30 Yr Pass Thru	3.500	01-01-47	4,177,201	3,899,957
30 Yr Pass Thru	3.500	02-01-47	5,826,045	5,450,290
30 Yr Pass Thru	3.500	04-01-47	7,669,012	7,162,411
30 Yr Pass Thru	3.500	09-01-47	20,217,495	18,837,738
30 Yr Pass Thru	3.500	03-01-52	27,262,717	25,001,528
30 Yr Pass Thru	3.500	03-01-52	44,817,715	40,862,408
30 Yr Pass Thru	3.500	04-01-52	88,502,089	81,134,007
30 Yr Pass Thru	4.000	01-01-41	5,490,901	5,310,182
30 Yr Pass Thru	4.000	03-01-42	2,879,685	2,783,653
30 Yr Pass Thru	4.000	11-01-43	2,333,657	2,254,745
30 Yr Pass Thru	4.000	01-01-47	5,816,562	5,603,304
30 Yr Pass Thru	4.000	03-01-47	16,902,392	16,198,171
30 Yr Pass Thru	4.000	04-01-47	6,523,709	6,294,717
30 Yr Pass Thru	4.000	05-01-47	5,524,618	5,330,695
30 Yr Pass Thru	4.000	10-01-47	8,485,411	8,174,302
30 Yr Pass Thru	4.000	03-01-48	2,174,546	2,087,343
30 Yr Pass Thru	4.000	07-01-48	17,484,746	16,756,261
30 Yr Pass Thru	4.000	08-01-48	8,232,826	7,876,950
30 Yr Pass Thru	4.000	05-01-52	2,671,644	2,538,750
30 Yr Pass Thru	4.500	07-01-52	22,203,885	21,498,074
30 Yr Pass Thru	4.500	08-01-52	13,776,851	13,353,984
30 Yr Pass Thru	4.500	08-01-52	67,279,751	65,288,257
30 Yr Pass Thru	4.500	08-01-52	55,300,509	53,646,322
30 Yr Pass Thru	4.500	09-01-52	33,697,832	32,584,533
30 Yr Pass Thru	4.500	09-01-52	37,796,903	36,713,541
30 Yr Pass Thru	4.500	10-01-52	42,689,199	41,585,675
30 Yr Pass Thru	5.000	08-01-52	43,330,807	43,102,016
30 Yr Pass Thru	5.000	10-01-52	54,547,834	54,038,215
30 Yr Pass Thru	5.000	10-01-52	41,314,079	40,773,170
30 Yr Pass Thru	5.000	11-01-52	43,218,745	42,571,864
30 Yr Pass Thru	5.000	12-01-52	20,460,355	20,224,445
30 Yr Pass Thru	5.000	12-01-52	40,469,987	40,091,893
30 Yr Pass Thru (A)	5.000	12-01-52	5,017,406	4,951,715
30 Yr Pass Thru (A)	5.000	12-01-52	33,928,984	33,749,836
30 Yr Pass Thru (A)	5.000	01-01-53	66,718,003	65,740,244
30 Yr Pass Thru (A)	5.000	01-01-53	40,337,568	39,973,316
30 Yr Pass Thru	5.500	11-01-39	2,155,752	2,214,645
30 Yr Pass Thru	5.500	09-01-52	45,879,336	46,256,225
30 Yr Pass Thru	5.500	11-01-52	47,427,858	47,515,115
Federal National Mortgage Association
15 Yr Pass Thru	4.500	11-01-37	38,638,341	38,162,398
15 Yr Pass Thru	4.500	11-01-37	25,394,253	25,057,642
15 Yr Pass Thru	4.500	02-01-38	39,445,783	38,922,913
30 Yr Pass Thru	2.000	09-01-50	20,133,800	16,610,204
30 Yr Pass Thru	2.500	08-01-50	27,004,648	23,156,991
30 Yr Pass Thru	2.500	08-01-50	30,174,380	25,875,095
30 Yr Pass Thru	2.500	09-01-50	121,623,497	104,218,409
30 Yr Pass Thru	2.500	09-01-50	12,141,638	10,415,476
30 Yr Pass Thru	2.500	09-01-50	65,912,708	56,521,380
30 Yr Pass Thru	2.500	08-01-51	5,535,726	4,729,257
30 Yr Pass Thru	2.500	08-01-51	44,029,709	37,615,267
30 Yr Pass Thru	2.500	10-01-51	22,712,226	19,396,311
30 Yr Pass Thru	2.500	11-01-51	48,112,731	41,193,668
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	11-01-51	46,032,606	$39,207,697
30 Yr Pass Thru	2.500	01-01-52	53,434,615	45,562,360
30 Yr Pass Thru	2.500	02-01-52	135,000,069	115,111,184
30 Yr Pass Thru	2.500	03-01-52	1,116,391	951,221
30 Yr Pass Thru	3.000	07-01-42	1,962,425	1,786,242
30 Yr Pass Thru	3.000	10-01-42	3,196,363	2,902,948
30 Yr Pass Thru	3.000	10-01-42	1,854,227	1,682,667
30 Yr Pass Thru	3.000	04-01-43	1,514,593	1,377,693
30 Yr Pass Thru	3.000	12-01-45	15,928,395	14,384,142
30 Yr Pass Thru	3.000	08-01-46	23,696,723	21,399,333
30 Yr Pass Thru	3.000	08-01-46	18,204,848	16,439,893
30 Yr Pass Thru	3.000	09-01-46	2,333,723	2,111,845
30 Yr Pass Thru	3.000	10-01-46	1,723,629	1,559,755
30 Yr Pass Thru	3.000	10-01-46	13,569,143	12,202,734
30 Yr Pass Thru	3.000	01-01-47	16,694,561	15,086,462
30 Yr Pass Thru	3.000	02-01-47	9,615,110	8,691,942
30 Yr Pass Thru	3.000	10-01-47	20,129,461	18,171,625
30 Yr Pass Thru	3.000	11-01-47	21,216,723	19,159,768
30 Yr Pass Thru	3.000	11-01-48	36,863,042	33,104,866
30 Yr Pass Thru	3.000	11-01-48	12,591,293	11,354,832
30 Yr Pass Thru	3.000	09-01-49	17,105,380	15,261,265
30 Yr Pass Thru	3.000	09-01-49	30,976,661	27,453,172
30 Yr Pass Thru	3.000	10-01-49	7,589,069	6,766,155
30 Yr Pass Thru	3.000	10-01-49	32,278,375	28,949,777
30 Yr Pass Thru	3.000	11-01-49	21,535,843	19,066,024
30 Yr Pass Thru	3.000	11-01-49	21,319,385	19,060,935
30 Yr Pass Thru	3.000	11-01-49	16,791,881	14,976,316
30 Yr Pass Thru	3.000	11-01-49	18,449,818	16,449,229
30 Yr Pass Thru	3.000	12-01-49	19,293,656	17,207,595
30 Yr Pass Thru	3.000	01-01-50	17,315,367	15,437,791
30 Yr Pass Thru	3.000	01-01-52	40,897,405	36,255,050
30 Yr Pass Thru	3.000	02-01-52	17,586,150	15,556,934
30 Yr Pass Thru	3.000	02-01-52	38,462,967	34,012,813
30 Yr Pass Thru	3.500	11-01-40	885,011	830,250
30 Yr Pass Thru	3.500	06-01-42	1,011,533	946,654
30 Yr Pass Thru	3.500	08-01-42	2,142,471	2,006,078
30 Yr Pass Thru	3.500	06-01-43	9,134,115	8,528,522
30 Yr Pass Thru	3.500	07-01-43	2,803,466	2,617,596
30 Yr Pass Thru	3.500	07-01-43	2,887,122	2,695,706
30 Yr Pass Thru	3.500	01-01-45	1,894,372	1,772,327
30 Yr Pass Thru	3.500	04-01-45	5,992,119	5,587,350
30 Yr Pass Thru	3.500	04-01-45	1,528,729	1,425,464
30 Yr Pass Thru	3.500	04-01-45	7,058,519	6,581,715
30 Yr Pass Thru	3.500	01-01-46	17,120,816	16,012,456
30 Yr Pass Thru	3.500	02-01-46	10,975,271	10,227,031
30 Yr Pass Thru	3.500	07-01-46	7,266,363	6,755,083
30 Yr Pass Thru	3.500	07-01-46	3,841,546	3,571,244
30 Yr Pass Thru	3.500	08-01-46	18,360,885	17,114,867
30 Yr Pass Thru	3.500	02-01-47	20,518,331	19,113,080
30 Yr Pass Thru	3.500	03-01-47	23,922,267	22,313,791
30 Yr Pass Thru	3.500	05-01-47	14,446,998	13,489,161
30 Yr Pass Thru	3.500	07-01-47	27,223,237	25,392,812
30 Yr Pass Thru	3.500	08-01-47	18,584,501	17,329,116
30 Yr Pass Thru	3.500	11-01-47	22,637,819	21,059,112
4	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	12-01-47	10,993,333	$10,178,588
30 Yr Pass Thru	3.500	01-01-48	17,595,806	16,291,736
30 Yr Pass Thru	3.500	03-01-48	4,486,728	4,186,453
30 Yr Pass Thru	3.500	03-01-48	9,696,971	8,966,182
30 Yr Pass Thru	3.500	03-01-49	2,854,436	2,642,886
30 Yr Pass Thru	3.500	06-01-49	17,697,464	16,381,711
30 Yr Pass Thru	3.500	06-01-49	53,220,913	49,309,836
30 Yr Pass Thru	3.500	09-01-49	5,226,511	4,818,336
30 Yr Pass Thru	3.500	12-01-49	24,122,129	22,230,725
30 Yr Pass Thru	3.500	02-01-50	25,841,486	23,807,192
30 Yr Pass Thru	3.500	02-01-52	25,274,084	23,355,541
30 Yr Pass Thru	3.500	02-01-52	36,025,781	32,815,430
30 Yr Pass Thru	3.500	04-01-52	34,143,125	31,247,252
30 Yr Pass Thru	3.500	04-01-52	22,885,355	20,987,228
30 Yr Pass Thru	4.000	09-01-40	2,588,284	2,500,864
30 Yr Pass Thru	4.000	09-01-40	3,653,207	3,530,081
30 Yr Pass Thru	4.000	11-01-40	1,234,309	1,192,680
30 Yr Pass Thru	4.000	12-01-40	1,514,365	1,463,167
30 Yr Pass Thru	4.000	01-01-41	2,448,417	2,365,442
30 Yr Pass Thru	4.000	09-01-41	3,215,661	3,105,057
30 Yr Pass Thru	4.000	09-01-41	1,365,491	1,319,158
30 Yr Pass Thru	4.000	10-01-41	1,015,559	980,629
30 Yr Pass Thru	4.000	01-01-42	1,526,823	1,474,609
30 Yr Pass Thru	4.000	05-01-42	2,027,346	1,957,204
30 Yr Pass Thru	4.000	09-01-43	4,084,027	3,954,900
30 Yr Pass Thru	4.000	10-01-43	4,029,638	3,893,416
30 Yr Pass Thru	4.000	10-01-43	1,454,908	1,400,269
30 Yr Pass Thru	4.000	01-01-44	2,972,714	2,872,221
30 Yr Pass Thru	4.000	12-01-45	7,562,008	7,266,202
30 Yr Pass Thru	4.000	02-01-46	3,655,957	3,508,376
30 Yr Pass Thru	4.000	04-01-46	4,750,341	4,554,128
30 Yr Pass Thru	4.000	06-01-46	2,897,929	2,778,231
30 Yr Pass Thru	4.000	07-01-46	5,372,425	5,150,517
30 Yr Pass Thru	4.000	10-01-46	1,761,738	1,687,868
30 Yr Pass Thru	4.000	01-01-47	6,801,482	6,571,559
30 Yr Pass Thru	4.000	03-01-47	7,643,297	7,318,037
30 Yr Pass Thru	4.000	04-01-47	8,160,658	7,882,238
30 Yr Pass Thru	4.000	11-01-47	2,242,961	2,153,821
30 Yr Pass Thru	4.000	12-01-47	5,248,649	5,040,056
30 Yr Pass Thru	4.000	12-01-47	2,847,447	2,725,385
30 Yr Pass Thru	4.000	09-01-48	2,515,455	2,408,410
30 Yr Pass Thru	4.000	10-01-48	7,291,365	6,969,688
30 Yr Pass Thru	4.000	10-01-48	9,144,272	8,755,139
30 Yr Pass Thru	4.000	01-01-49	6,004,817	5,719,259
30 Yr Pass Thru	4.000	01-01-49	4,899,373	4,661,791
30 Yr Pass Thru	4.000	02-01-49	6,108,983	5,816,562
30 Yr Pass Thru	4.000	07-01-49	10,828,427	10,350,705
30 Yr Pass Thru	4.000	07-01-49	15,383,091	14,709,237
30 Yr Pass Thru	4.000	08-01-49	30,819,576	29,459,897
30 Yr Pass Thru	4.000	02-01-50	24,079,318	22,949,278
30 Yr Pass Thru	4.000	03-01-51	99,143,940	94,522,107
30 Yr Pass Thru	4.000	08-01-51	54,064,125	51,695,851
30 Yr Pass Thru	4.000	10-01-51	109,959,676	104,558,742
30 Yr Pass Thru	4.000	04-01-52	10,441,495	9,866,639
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	06-01-52	2,855,348	$2,707,962
30 Yr Pass Thru	4.000	07-01-52	38,474,710	36,389,553
30 Yr Pass Thru (6 month LIBOR + 2.122%) (B)	4.372	07-01-33	272	275
30 Yr Pass Thru	4.500	06-01-52	41,980,381	40,737,754
30 Yr Pass Thru	4.500	06-01-52	96,400,422	93,336,074
30 Yr Pass Thru	4.500	07-01-52	78,696,077	76,219,103
30 Yr Pass Thru	4.500	08-01-52	47,766,009	46,008,807
30 Yr Pass Thru	4.500	08-01-52	10,668,322	10,340,869
30 Yr Pass Thru	4.500	08-01-52	78,113,687	75,240,065
30 Yr Pass Thru	4.500	09-01-52	64,910,278	63,232,335
30 Yr Pass Thru (A)	4.500	09-01-52	173,744,645	167,461,569
30 Yr Pass Thru	4.500	10-01-52	16,589,766	16,160,917
30 Yr Pass Thru (A)	4.500	12-01-52	44,160,660	42,743,094
30 Yr Pass Thru (A)	5.000	07-01-52	70,491,132	69,436,049
30 Yr Pass Thru (A)	5.000	08-01-52	32,674,897	32,366,054
30 Yr Pass Thru	5.000	10-01-52	45,695,288	45,168,417
30 Yr Pass Thru	5.000	10-01-52	44,343,183	43,693,329
30 Yr Pass Thru (A)	5.000	11-01-52	42,647,260	42,248,823
30 Yr Pass Thru	5.000	12-01-52	40,183,803	39,720,479
30 Yr Pass Thru (A)	5.000	01-01-53	7,981,036	7,938,895
30 Yr Pass Thru	5.000	01-01-53	35,203,474	34,755,771
30 Yr Pass Thru (A)	5.000	01-01-53	83,819,842	82,565,260
30 Yr Pass Thru	5.500	10-01-52	48,689,848	48,998,532
30 Yr Pass Thru	5.500	12-01-52	40,564,870	40,898,103
30 Yr Pass Thru	5.500	12-01-52	74,684,860	75,298,381
30 Yr Pass Thru	5.500	12-01-52	2,091,192	2,108,370
30 Yr Pass Thru	5.500	12-01-52	48,978,618	49,273,827
30 Yr Pass Thru	5.500	12-01-52	28,738,739	29,181,381
30 Yr Pass Thru	5.500	12-01-52	27,483,122	27,657,359
30 Yr Pass Thru	5.500	12-01-52	1,851,683	1,861,108
30 Yr Pass Thru	5.500	12-01-52	29,276,114	29,351,934
30 Yr Pass Thru	7.000	09-01-31	101	106
30 Yr Pass Thru	7.000	09-01-31	30	32
30 Yr Pass Thru	7.000	09-01-31	1,250	1,310
30 Yr Pass Thru	7.000	01-01-32	48	50
30 Yr Pass Thru	7.000	06-01-32	20	20
30 Yr Pass Thru	7.500	09-01-29	27	28
30 Yr Pass Thru	7.500	12-01-29	32	33
30 Yr Pass Thru	7.500	01-01-31	13	14
30 Yr Pass Thru	7.500	05-01-31	95	100
30 Yr Pass Thru	7.500	08-01-31	29	29
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	1,462	1,449
30 Yr Pass Thru	5.000	04-15-35	843	836
30 Yr Pass Thru	5.500	03-15-35	879	893
30 Yr Pass Thru	6.000	03-15-33	1,301	1,332
30 Yr Pass Thru	6.000	06-15-33	446	456
30 Yr Pass Thru	6.500	09-15-28	65	65
30 Yr Pass Thru	6.500	09-15-29	72	73
30 Yr Pass Thru	6.500	08-15-31	95	98
30 Yr Pass Thru	7.000	04-15-29	342	350

30 Yr Pass Thru	8.000	10-15-26	171	176
6	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Foreign government obligations 0.2%				$41,117,969
(Cost $47,509,535)
Argentina 0.1%				13,666,841
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41	43,522,000	13,666,841
Qatar 0.1%				27,451,128
State of Qatar Bond (C)	5.103	04-23-48	27,813,000	27,451,128

Corporate bonds 41.1%				$8,527,483,512
(Cost $9,647,346,559)
Communication services 3.9%				812,656,505
Diversified telecommunication services 0.9%
AT&T, Inc.	3.500	06-01-41	36,461,000	27,372,046
AT&T, Inc.	3.650	06-01-51	45,547,000	32,492,641
C&W Senior Financing DAC (C)	6.875	09-15-27	18,344,000	16,619,664
Connect Finco SARL (C)	6.750	10-01-26	22,977,000	21,254,638
GCI LLC (C)	4.750	10-15-28	12,612,000	10,814,790
Kenbourne Invest SA (C)	4.700	01-22-28	2,933,000	2,026,052
Kenbourne Invest SA (C)	6.875	11-26-24	5,127,000	4,633,526
Level 3 Financing, Inc. (C)	3.400	03-01-27	25,465,000	21,373,688
Telesat Canada (C)	5.625	12-06-26	8,065,000	4,213,963
Total Play Telecomunicaciones SA de CV (C)	6.375	09-20-28	17,481,000	13,589,729
Total Play Telecomunicaciones SA de CV (C)	7.500	11-12-25	34,312,000	30,541,111
Entertainment 0.8%
Lions Gate Capital Holdings LLC (C)	5.500	04-15-29	13,719,000	9,801,265
Netflix, Inc.	4.875	04-15-28	40,575,000	39,336,245
Netflix, Inc. (C)	4.875	06-15-30	18,644,000	17,898,240
Netflix, Inc. (C)	5.375	11-15-29	6,259,000	6,159,735
Netflix, Inc.	5.875	11-15-28	32,460,000	32,865,750
Take-Two Interactive Software, Inc.	3.550	04-14-25	13,699,000	13,153,164
WarnerMedia Holdings, Inc. (C)	5.050	03-15-42	10,477,000	8,487,791
WarnerMedia Holdings, Inc. (C)	5.141	03-15-52	37,474,000	29,376,011
WMG Acquisition Corp. (C)	3.875	07-15-30	18,861,000	15,997,900
Interactive media and services 0.1%
Match Group Holdings II LLC (C)(D)	3.625	10-01-31	5,958,000	4,662,135
Match Group Holdings II LLC (C)(D)	4.125	08-01-30	14,047,000	11,644,647
Media 1.4%
CCO Holdings LLC (C)	4.500	06-01-33	14,410,000	11,211,016
Charter Communications Operating LLC	3.900	06-01-52	16,253,000	10,270,759
Charter Communications Operating LLC	4.200	03-15-28	40,895,000	37,583,577
Charter Communications Operating LLC	4.800	03-01-50	41,047,000	29,999,681
Charter Communications Operating LLC	5.750	04-01-48	56,688,000	47,342,318
Charter Communications Operating LLC	6.484	10-23-45	46,444,000	42,020,105
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	25,650,000	20,734,663
LCPR Senior Secured Financing DAC (C)	5.125	07-15-29	8,324,000	7,037,422
News Corp. (C)	3.875	05-15-29	15,978,000	13,692,347
News Corp. (C)	5.125	02-15-32	7,797,000	6,919,499
Sirius XM Radio, Inc. (C)	4.000	07-15-28	15,524,000	13,273,020
Sirius XM Radio, Inc. (C)	5.000	08-01-27	26,970,000	24,744,975
Stagwell Global LLC (C)(D)	5.625	08-15-29	27,784,000	23,894,518
Univision Communications, Inc. (C)	4.500	05-01-29	7,219,000	6,088,775
Wireless telecommunication services 0.7%
Millicom International Cellular SA (C)(D)	5.125	01-15-28	3,690,000	3,248,209
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Millicom International Cellular SA (C)	6.250	03-25-29	14,440,500	$13,140,855
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	12,421,000	11,982,876
Sprint LLC	7.875	09-15-23	18,175,000	18,344,738
T-Mobile USA, Inc.	2.875	02-15-31	3,484,000	2,890,320
T-Mobile USA, Inc.	3.375	04-15-29	29,308,000	25,883,070
T-Mobile USA, Inc.	3.875	04-15-30	39,657,000	35,958,873
Vodafone Group PLC	5.625	02-10-53	12,888,000	12,383,062
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	20,093,000	19,697,096
Consumer discretionary 4.9%				1,006,438,315
Auto components 0.0%
Dealer Tire LLC (C)	8.000	02-01-28	7,968,000	7,234,625
Automobiles 1.7%
Ford Motor Company	3.250	02-12-32	12,651,000	9,590,817
Ford Motor Credit Company LLC	2.900	02-16-28	4,515,000	3,772,147
Ford Motor Credit Company LLC	4.000	11-13-30	13,199,000	11,000,707
Ford Motor Credit Company LLC	4.125	08-17-27	27,831,000	24,796,269
Ford Motor Credit Company LLC	4.134	08-04-25	66,909,000	62,984,787
Ford Motor Credit Company LLC	5.113	05-03-29	38,435,000	35,133,434
General Motors Company	5.400	10-15-29	27,779,000	26,674,760
General Motors Company	5.400	04-01-48	11,218,000	9,355,543
General Motors Financial Company, Inc.	2.400	10-15-28	54,508,000	45,624,474
General Motors Financial Company, Inc.	3.600	06-21-30	68,640,000	58,954,230
Hyundai Capital America (C)	1.800	10-15-25	11,799,000	10,691,817
Hyundai Capital America (C)	2.375	10-15-27	10,962,000	9,567,599
Mercedes-Benz Finance North America LLC (C)	3.500	08-03-25	10,505,000	10,096,614
Nissan Motor Acceptance Company LLC (C)	1.125	09-16-24	13,599,000	12,561,432
Nissan Motor Acceptance Company LLC (C)	1.850	09-16-26	13,377,000	11,337,205
Nissan Motor Acceptance Company LLC (C)	2.000	03-09-26	12,989,000	11,402,825
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	12,655,000	12,366,178
Service Corp. International	4.000	05-15-31	18,037,000	15,237,838
Sotheby’s (C)	7.375	10-15-27	8,763,000	8,266,839
Hotels, restaurants and leisure 1.8%
Affinity Interactive (C)	6.875	12-15-27	10,775,000	9,610,761
Booking Holdings, Inc.	4.625	04-13-30	29,538,000	28,700,096
Caesars Entertainment, Inc. (C)	7.000	02-15-30	6,738,000	6,788,535
CCM Merger, Inc. (C)	6.375	05-01-26	8,345,000	8,008,166
Choice Hotels International, Inc.	3.700	12-01-29	16,003,000	13,916,932
Choice Hotels International, Inc.	3.700	01-15-31	12,352,000	10,662,359
Expedia Group, Inc.	2.950	03-15-31	14,198,000	11,405,566
Expedia Group, Inc.	4.625	08-01-27	26,562,000	25,350,637
Expedia Group, Inc.	5.000	02-15-26	28,541,000	28,147,751
Full House Resorts, Inc. (C)	8.250	02-15-28	9,403,000	9,026,192
Hilton Grand Vacations Borrower Escrow LLC (C)	4.875	07-01-31	13,024,000	10,949,277
Hilton Grand Vacations Borrower Escrow LLC (C)	5.000	06-01-29	16,411,000	14,402,998
Hyatt Hotels Corp.	6.000	04-23-30	12,540,000	12,585,646
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	7,277,000	6,623,744
Marriott International, Inc.	4.625	06-15-30	23,846,000	22,506,646
MGM Resorts International	4.750	10-15-28	29,156,000	26,135,902
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	16,228,000	13,878,706
Mohegan Tribal Gaming Authority (C)	8.000	02-01-26	15,155,000	14,196,749
New Red Finance, Inc. (C)	4.000	10-15-30	36,442,000	30,098,177
8	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Premier Entertainment Sub LLC (C)	5.625	09-01-29	9,007,000	$6,620,145
Resorts World Las Vegas LLC (C)	4.625	04-16-29	19,445,000	15,366,406
Resorts World Las Vegas LLC (C)	4.625	04-06-31	8,500,000	6,339,537
Travel + Leisure Company (C)	4.625	03-01-30	9,653,000	8,115,226
Travel + Leisure Company	6.600	10-01-25	9,936,000	9,904,589
Wyndham Hotels & Resorts, Inc. (C)	4.375	08-15-28	9,122,000	8,261,923
Yum! Brands, Inc.	3.625	03-15-31	13,902,000	11,651,683
Yum! Brands, Inc. (C)	4.750	01-15-30	12,209,000	11,125,451
Household durables 0.2%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	9,654,000	7,530,120
Century Communities, Inc. (C)	3.875	08-15-29	16,767,000	13,707,023
KB Home	4.000	06-15-31	15,888,000	12,976,167
KB Home	7.250	07-15-30	4,121,000	4,035,310
MDC Holdings, Inc.	2.500	01-15-31	10,454,000	7,703,392
Internet and direct marketing retail 0.2%
eBay, Inc.	2.700	03-11-30	33,149,000	28,172,233
Multiline retail 0.3%
Dollar Tree, Inc.	4.200	05-15-28	42,492,000	40,405,755
Macy’s Retail Holdings LLC (C)(D)	5.875	04-01-29	4,584,000	4,163,922
Macy’s Retail Holdings LLC (C)	5.875	03-15-30	3,508,000	3,092,197
Macy’s Retail Holdings LLC (C)	6.125	03-15-32	9,561,000	8,222,460
Specialty retail 0.5%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	3,401,000	2,957,408
Asbury Automotive Group, Inc.	4.750	03-01-30	14,462,000	12,529,154
AutoNation, Inc.	4.750	06-01-30	22,078,000	20,509,177
Group 1 Automotive, Inc. (C)	4.000	08-15-28	8,738,000	7,503,583
Ken Garff Automotive LLC (C)	4.875	09-15-28	7,369,000	6,347,562
Lithia Motors, Inc. (C)	3.875	06-01-29	7,350,000	6,141,219
Lithia Motors, Inc. (C)	4.375	01-15-31	7,350,000	6,118,875
Lithia Motors, Inc. (C)(D)	4.625	12-15-27	3,675,000	3,336,827
The Michaels Companies, Inc. (C)	5.250	05-01-28	22,229,000	18,499,641
The Michaels Companies, Inc. (C)	7.875	05-01-29	20,540,000	15,456,350
Consumer staples 1.2%				253,773,959
Beverages 0.1%
Anheuser-Busch Companies LLC	4.900	02-01-46	11,018,000	10,106,527
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	19,890,000	17,574,438
Food and staples retailing 0.1%
Advantage Sales & Marketing, Inc. (C)	6.500	11-15-28	21,591,000	16,497,899
Food products 0.8%
Coruripe Netherlands BV (C)	10.000	02-10-27	19,985,000	13,795,646
JBS USA LUX SA (C)	3.625	01-15-32	17,668,000	14,152,421
JBS USA LUX SA (C)	3.750	12-01-31	5,619,000	4,503,629
JBS USA LUX SA (C)	5.125	02-01-28	11,250,000	10,692,900
JBS USA LUX SA (C)	5.750	04-01-33	30,306,000	28,267,012
Kraft Heinz Foods Company	4.375	06-01-46	46,450,000	37,921,019
Kraft Heinz Foods Company	4.875	10-01-49	11,914,000	10,502,719
Kraft Heinz Foods Company	5.000	06-04-42	12,796,000	11,609,996
MARB BondCo PLC (C)	3.950	01-29-31	26,902,000	19,234,930
NBM US Holdings, Inc. (C)	6.625	08-06-29	23,063,000	21,123,761
Household products 0.1%
Edgewell Personal Care Company (C)	4.125	04-01-29	7,575,000	6,460,187
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Household products (continued)
Edgewell Personal Care Company (C)	5.500	06-01-28	12,267,000	$11,455,047
Personal products 0.1%
Natura Cosmeticos SA (C)(D)	4.125	05-03-28	11,873,000	9,222,988
Oriflame Investment Holding PLC (C)	5.125	05-04-26	17,182,000	10,652,840
Energy 4.8%				997,617,958
Energy equipment and services 0.2%
CSI Compressco LP (C)	7.500	04-01-25	19,702,000	18,175,505
CSI Compressco LP (C)	7.500	04-01-25	5,179,000	4,777,735
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (C)	10.000	04-01-26	16,839,837	14,398,061
Oil, gas and consumable fuels 4.6%
Aker BP ASA (C)	3.000	01-15-25	18,110,000	17,241,964
Aker BP ASA (C)	3.100	07-15-31	23,855,000	19,530,523
Aker BP ASA (C)	3.750	01-15-30	15,636,000	13,796,424
Aker BP ASA (C)	4.000	01-15-31	37,303,000	32,811,374
Altera Infrastructure LP (C)(E)	8.500	07-15-23	16,547,000	413,675
Antero Midstream Partners LP (C)	5.375	06-15-29	16,047,000	14,442,300
Antero Resources Corp. (C)	5.375	03-01-30	5,836,000	5,313,696
Ascent Resources Utica Holdings LLC (C)(D)	5.875	06-30-29	20,673,000	17,985,510
Cheniere Energy Partners LP	4.000	03-01-31	31,837,000	27,432,297
Cheniere Energy Partners LP	4.500	10-01-29	31,736,000	28,800,737
CNX Resources Corp. (C)	7.375	01-15-31	4,087,000	3,893,685
Continental Resources, Inc.	4.900	06-01-44	13,606,000	10,181,954
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	14,289,000	14,140,394
Diamondback Energy, Inc. (D)	3.125	03-24-31	17,121,000	14,358,935
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	22,814,000	21,075,891
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	29,961,000	28,099,523
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	22,368,000	20,705,423
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	6,461,000	5,802,940
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	11,574,000	10,076,132
Energy Transfer LP	4.200	04-15-27	15,075,000	14,262,527
Energy Transfer LP	5.150	03-15-45	24,013,000	20,151,628
Energy Transfer LP	5.250	04-15-29	60,712,000	59,211,042
Energy Transfer LP	5.400	10-01-47	27,635,000	23,758,820
Energy Transfer LP	5.500	06-01-27	23,511,000	23,374,987
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (F)	6.500	11-15-26	30,618,000	28,221,158
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	42,999,000	38,393,807
EQM Midstream Partners LP (C)	7.500	06-01-27	2,859,000	2,801,820
EQM Midstream Partners LP (C)	7.500	06-01-30	1,610,000	1,533,881
EQT Corp.	5.678	10-01-25	5,369,000	5,298,747
Hess Midstream Operations LP (C)	4.250	02-15-30	5,230,000	4,416,107
Hess Midstream Operations LP (C)	5.500	10-15-30	2,295,000	2,065,500
Inversiones Latin America Power, Ltda. (C)	5.125	06-15-33	12,349,075	5,556,243
Kinder Morgan Energy Partners LP	7.750	03-15-32	15,840,000	17,480,737
Leviathan Bond, Ltd. (C)	6.500	06-30-27	29,476,000	27,967,152
Leviathan Bond, Ltd. (C)	6.750	06-30-30	4,949,000	4,618,282
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	18,078,397	14,825,815
Midwest Connector Capital Company LLC (C)	3.900	04-01-24	23,310,000	22,725,875
MPLX LP	4.000	03-15-28	19,220,000	17,992,547
MPLX LP	4.125	03-01-27	5,490,000	5,237,500
MPLX LP	4.250	12-01-27	15,703,000	14,854,968
10	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MPLX LP	4.950	09-01-32	13,328,000	$12,525,484
MPLX LP	5.000	03-01-33	13,702,000	12,855,611
Occidental Petroleum Corp.	6.450	09-15-36	13,404,000	13,471,020
Occidental Petroleum Corp.	6.600	03-15-46	11,040,000	11,234,635
Ovintiv, Inc.	7.200	11-01-31	3,846,000	4,039,787
Parkland Corp. (C)	4.500	10-01-29	12,267,000	10,304,280
Parkland Corp. (C)	4.625	05-01-30	11,791,000	9,816,008
Petroleos Mexicanos	8.750	06-02-29	10,862,000	10,206,419
Sabine Pass Liquefaction LLC	4.200	03-15-28	13,496,000	12,669,002
Sabine Pass Liquefaction LLC	4.500	05-15-30	28,938,000	27,107,475
Sabine Pass Liquefaction LLC	5.000	03-15-27	12,815,000	12,508,131
Sabine Pass Liquefaction LLC	5.875	06-30-26	15,848,000	15,941,674
Southwestern Energy Company	4.750	02-01-32	9,065,000	7,789,826
Sunoco LP	4.500	05-15-29	7,321,000	6,425,013
Sunoco LP	4.500	04-30-30	17,216,000	14,917,664
Targa Resources Corp.	4.950	04-15-52	29,927,000	23,938,104
Targa Resources Partners LP	4.000	01-15-32	24,529,000	20,790,780
The Williams Companies, Inc.	3.750	06-15-27	22,304,000	20,962,194
The Williams Companies, Inc.	4.650	08-15-32	19,032,000	17,732,848
Var Energi ASA (C)	8.000	11-15-32	18,688,000	19,479,437
Venture Global Calcasieu Pass LLC (C)	3.875	08-15-29	6,386,000	5,507,925
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	10,687,000	9,190,820
Financials 10.5%				2,182,462,984
Banks 6.9%
Banco Santander SA	4.379	04-12-28	25,889,000	24,332,614
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	34,490,000	28,999,042
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	41,379,000	34,171,324
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	65,065,000	52,769,957
Bank of America Corp.	3.248	10-21-27	27,044,000	24,901,786
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	30,104,000	25,402,257
Bank of America Corp.	3.950	04-21-25	32,386,000	31,392,698
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (F)	6.300	03-10-26	45,620,000	45,905,125
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (F)	4.375	03-15-28	25,632,000	20,130,604
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (F)	8.000	03-15-29	12,203,000	11,961,381
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(F)	9.250	11-17-27	10,002,000	10,677,135
BPCE SA (C)	4.500	03-15-25	20,953,000	20,249,977
Citigroup, Inc.	3.200	10-21-26	39,653,000	36,888,779
Citigroup, Inc.	4.600	03-09-26	43,521,000	42,375,479
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (F)	4.700	01-30-25	32,150,000	29,336,875
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (F)	6.250	08-15-26	27,864,000	27,760,625
Citizens Financial Group, Inc.	3.250	04-30-30	38,053,000	33,242,477
Credit Agricole SA (C)	2.811	01-11-41	16,269,000	10,696,911
Credit Agricole SA (C)	3.250	01-14-30	38,501,000	32,627,440
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(F)	7.875	01-23-24	18,505,000	18,466,140
Danske Bank A/S (6.466% to 1-9-25, then 1 Year CMT + 2.100%) (C)	6.466	01-09-26	9,107,000	9,162,975
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (F)	5.100	06-30-23	19,543,000	19,044,833
Freedom Mortgage Corp. (C)	8.125	11-15-24	12,459,000	11,960,640
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (F)	6.375	03-30-25	7,004,000	6,846,410
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (F)	6.500	04-16-25	7,245,000	6,937,812
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (C)	4.198	06-01-32	12,859,000	9,688,595
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	37,470,000	30,981,937
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	33,681,000	$28,285,470
JPMorgan Chase & Co. (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%) (F)	4.600	02-01-25	28,722,000	26,643,963
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (F)	6.750	02-01-24	37,415,000	37,578,691
Lloyds Banking Group PLC	4.450	05-08-25	64,560,000	62,946,731
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	22,139,000	21,892,308
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (F)	5.125	11-01-26	10,483,000	9,757,052
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	12,650,000	11,865,622
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (F)	6.000	12-29-25	28,042,000	26,295,288
NatWest Markets PLC (C)	1.600	09-29-26	35,700,000	30,967,898
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	23,584,000	20,541,242
Santander Holdings USA, Inc.	3.244	10-05-26	53,984,000	49,763,106
Santander Holdings USA, Inc.	3.450	06-02-25	46,840,000	44,540,731
Santander Holdings USA, Inc.	4.400	07-13-27	11,424,000	10,851,706
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(D)(F)	5.375	11-18-30	22,339,000	18,411,804
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (C)	6.221	06-15-33	14,339,000	13,618,257
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (C)	6.446	01-10-29	41,371,000	41,773,921
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (F)	3.400	09-15-26	37,637,000	31,103,217
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (F)	4.850	06-01-23	14,899,000	14,690,963
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (F)	6.250	03-15-30	19,414,000	18,783,045
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (B)(F)	8.492	05-01-23	29,301,000	29,532,397
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	64,609,000	57,119,752
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	49,300,000	42,009,179
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	32,841,000	23,797,501
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%)	3.350	03-02-33	38,224,000	32,318,525
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (F)	5.875	06-15-25	66,007,000	65,478,944
Capital markets 2.2%
Ares Capital Corp.	2.150	07-15-26	27,532,000	23,720,063
Ares Capital Corp.	2.875	06-15-28	20,575,000	16,900,094
Ares Capital Corp.	3.250	07-15-25	12,452,000	11,582,618
Ares Capital Corp.	3.875	01-15-26	20,967,000	19,452,011
Ares Capital Corp.	4.200	06-10-24	7,447,000	7,287,119
Blackstone Private Credit Fund	2.350	11-22-24	24,290,000	22,649,391
Blackstone Private Credit Fund	2.700	01-15-25	18,807,000	17,526,637
Blackstone Private Credit Fund	3.250	03-15-27	5,483,000	4,721,434
Blackstone Private Credit Fund	4.000	01-15-29	27,133,000	23,019,415
Cantor Fitzgerald LP (C)	4.875	05-01-24	29,166,000	28,645,492
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	22,438,000	19,481,841
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	29,929,000	22,930,793
Lazard Group LLC	4.375	03-11-29	24,053,000	22,526,971
Macquarie Bank, Ltd. (C)	3.624	06-03-30	17,809,000	15,045,337
Macquarie Bank, Ltd. (C)	4.875	06-10-25	18,897,000	18,547,406
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	14,771,000	11,489,664
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	38,200,000	28,497,676
Morgan Stanley	3.875	01-27-26	19,257,000	18,563,916
MSCI, Inc. (C)	3.250	08-15-33	13,634,000	10,750,818
MSCI, Inc. (C)	3.625	11-01-31	15,116,000	12,640,755
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	76,569,000	61,492,696
12	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	29,672,000	$23,658,516
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(F)	7.000	01-31-24	16,988,000	16,906,170
Consumer finance 0.4%
Ally Financial, Inc.	5.125	09-30-24	36,120,000	35,804,338
Ally Financial, Inc. (D)	7.100	11-15-27	14,730,000	15,292,523
Discover Financial Services	4.100	02-09-27	8,970,000	8,499,588
Enova International, Inc. (C)	8.500	09-01-24	3,762,000	3,716,781
Enova International, Inc. (C)	8.500	09-15-25	17,273,000	16,578,488
OneMain Finance Corp.	6.875	03-15-25	6,648,000	6,489,985
Insurance 0.9%
Athene Holding, Ltd.	3.500	01-15-31	13,118,000	11,012,701
CNA Financial Corp.	2.050	08-15-30	10,645,000	8,421,300
CNO Financial Group, Inc.	5.250	05-30-25	11,065,000	10,910,511
CNO Financial Group, Inc.	5.250	05-30-29	30,469,000	28,871,485
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	18,110,000	15,108,630
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	24,309,000	24,397,242
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (C)	2.750	01-21-51	29,307,000	24,031,740
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	14,802,000	13,526,808
SBL Holdings, Inc. (C)	5.000	02-18-31	22,901,000	18,757,814
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	27,751,000	23,758,733
Thrifts and mortgage finance 0.1%
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	6,356,000	4,924,502
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	11,236,000	9,543,634
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	6,021,000	5,539,320
Radian Group, Inc.	4.500	10-01-24	12,023,000	11,760,887
Health care 1.9%				400,099,098
Biotechnology 0.3%
AbbVie, Inc.	3.200	11-21-29	70,119,000	62,017,042
Amgen, Inc. (A)	5.250	03-02-30	8,204,000	8,163,983
Health care equipment and supplies 0.1%
Varex Imaging Corp. (C)(D)	7.875	10-15-27	9,865,000	9,667,668
Health care providers and services 1.2%
AdaptHealth LLC (C)	5.125	03-01-30	11,714,000	10,132,610
AmerisourceBergen Corp.	2.800	05-15-30	22,531,000	19,194,747
Centene Corp.	2.450	07-15-28	6,416,000	5,387,772
Centene Corp.	3.000	10-15-30	20,848,000	17,031,357
Centene Corp.	3.375	02-15-30	12,115,000	10,222,387
CVS Health Corp.	3.750	04-01-30	7,194,000	6,497,887
CVS Health Corp.	3.875	07-20-25	5,090,000	4,931,295
CVS Health Corp.	5.050	03-25-48	23,954,000	21,498,721
DaVita, Inc. (C)	3.750	02-15-31	25,782,000	19,468,017
DaVita, Inc. (C)	4.625	06-01-30	25,304,000	20,854,798
Encompass Health Corp.	4.500	02-01-28	9,496,000	8,717,898
Encompass Health Corp.	4.625	04-01-31	6,644,000	5,680,952
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	37,988,000	27,688,350
HCA, Inc.	5.250	04-15-25	21,962,000	21,745,967
HCA, Inc.	5.250	06-15-26	17,933,000	17,652,262
Universal Health Services, Inc.	1.650	09-01-26	22,040,000	19,137,256
Universal Health Services, Inc.	2.650	10-15-30	23,046,000	18,767,991
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 0.3%
Organon & Company (C)	5.125	04-30-31	20,418,000	$17,329,778
Royalty Pharma PLC	1.750	09-02-27	12,150,000	10,294,324
Viatris, Inc.	2.300	06-22-27	8,657,000	7,477,493
Viatris, Inc.	2.700	06-22-30	19,825,000	15,716,700
Viatris, Inc.	4.000	06-22-50	22,979,000	14,821,843
Industrials 6.0%				1,248,391,380
Aerospace and defense 0.8%
DAE Funding LLC (C)	2.625	03-20-25	24,111,000	22,557,142
Huntington Ingalls Industries, Inc.	4.200	05-01-30	17,017,000	15,532,684
The Boeing Company	3.200	03-01-29	13,975,000	12,292,002
The Boeing Company	5.040	05-01-27	43,185,000	42,535,322
The Boeing Company	5.150	05-01-30	57,564,000	55,702,738
TransDigm, Inc.	5.500	11-15-27	13,817,000	12,722,549
Air freight and logistics 0.0%
Simpar Europe SA (C)	5.200	01-26-31	6,695,000	4,678,131
Airlines 2.3%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	05-15-25	8,564,119	7,970,785
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	01-15-26	8,650,238	8,045,424
Air Canada 2020-1 Class C Pass Through Trust (C)	10.500	07-15-26	5,687,000	6,056,655
Alaska Airlines 2020-1 Class B Pass Through Trust (C)	8.000	08-15-25	9,854,714	10,074,218
American Airlines 2015-1 Class A Pass Through Trust (D)	3.375	05-01-27	56,540,938	48,989,330
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	11,387,787	11,252,407
American Airlines 2016-1 Class A Pass Through Trust (D)	4.100	01-15-28	21,901,919	19,658,291
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	3,142,455	2,704,089
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	11,270,540	9,839,869
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	14,657,950	13,200,095
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	13,648,600	11,476,024
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	22,243,326	18,517,569
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	22,449,300	19,544,392
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	7,858,218	7,060,268
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	13,297,646	10,892,478
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	14,378,480	12,563,053
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	7,209,121	7,055,999
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	6,890,101	5,994,925
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	6,803,758	6,327,751
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	4,854,326	4,790,603
Delta Air Lines, Inc. (D)	4.375	04-19-28	26,290,000	23,992,254
Delta Air Lines, Inc. (C)	4.500	10-20-25	5,247,886	5,097,439
Delta Air Lines, Inc. (C)	4.750	10-20-28	20,881,627	19,831,620
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	17,009,319	14,386,705
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	27,960,731	26,249,837
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	23,439,394	20,067,715
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	19,578,180	18,062,569
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	10,654,484	10,068,487
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	19,738,082	17,764,274
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	43,020,473	42,267,614
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	10,386,566	9,971,103
United Airlines, Inc. (C)	4.375	04-15-26	1,856,000	1,746,829
United Airlines, Inc. (C)	4.625	04-15-29	4,647,000	4,119,732
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	3,952,910	3,924,871
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	10,613,953	10,561,897
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	4,300,527	4,289,990
14	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
US Airways 2012-2 Class A Pass Through Trust (D)	4.625	06-03-25	10,196,501	$9,794,163
Building products 0.3%
Builders FirstSource, Inc. (C)	4.250	02-01-32	19,875,000	16,685,555
Builders FirstSource, Inc. (C)	5.000	03-01-30	2,354,000	2,120,133
Builders FirstSource, Inc. (C)	6.375	06-15-32	12,079,000	11,600,396
Owens Corning	3.875	06-01-30	3,327,000	3,016,991
Owens Corning	3.950	08-15-29	25,526,000	23,438,671
Commercial services and supplies 0.3%
Albion Financing 1 SARL (C)	6.125	10-15-26	12,103,000	10,822,745
Allied Universal Holdco LLC (C)	6.000	06-01-29	6,511,000	4,850,524
APX Group, Inc. (C)	5.750	07-15-29	17,139,000	14,359,397
Graphic Packaging International LLC (C)	3.500	03-01-29	17,119,000	14,709,637
Prime Security Services Borrower LLC (C)	3.375	08-31-27	3,713,000	3,211,345
Prime Security Services Borrower LLC (C)	6.250	01-15-28	13,157,000	12,204,433
Construction and engineering 0.2%
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	17,739,000	14,803,463
MasTec, Inc. (C)(D)	4.500	08-15-28	11,194,000	10,185,802
Tutor Perini Corp. (C)	6.875	05-01-25	18,996,000	15,877,458
Electrical equipment 0.1%
Regal Rexnord Corp. (C)	6.050	02-15-26	15,954,000	15,826,077
Regal Rexnord Corp. (C)	6.400	04-15-33	13,673,000	13,453,840
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	12,864,000	10,851,019
Hillenbrand, Inc.	3.750	03-01-31	7,543,000	6,170,777
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	7,764,000	7,482,477
Professional services 0.2%
CoStar Group, Inc. (C)	2.800	07-15-30	29,716,000	24,492,108
TriNet Group, Inc. (C)	3.500	03-01-29	7,774,000	6,491,313
Road and rail 0.3%
Uber Technologies, Inc. (C)	4.500	08-15-29	28,116,000	24,856,793
Uber Technologies, Inc. (C)	7.500	05-15-25	16,481,000	16,648,068
Uber Technologies, Inc. (C)	7.500	09-15-27	25,776,000	26,134,544
Trading companies and distributors 1.4%
AerCap Ireland Capital DAC	1.650	10-29-24	12,564,000	11,655,330
AerCap Ireland Capital DAC	1.750	01-30-26	25,521,000	22,559,925
AerCap Ireland Capital DAC	2.450	10-29-26	83,808,000	73,882,771
AerCap Ireland Capital DAC	2.875	08-14-24	28,952,000	27,530,095
Air Lease Corp.	2.100	09-01-28	14,336,000	11,844,312
Air Lease Corp.	2.875	01-15-26	12,330,000	11,365,635
Air Lease Corp.	3.625	12-01-27	16,742,000	15,219,257
Ashtead Capital, Inc. (C)	2.450	08-12-31	14,729,000	11,309,463
Ashtead Capital, Inc. (C)	4.250	11-01-29	7,666,000	6,931,609
Ashtead Capital, Inc. (C)	4.375	08-15-27	15,640,000	14,659,152
Ashtead Capital, Inc. (C)	5.550	05-30-33	9,115,000	8,734,292
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	13,448,000	11,514,850
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	18,852,000	16,099,782
SMBC Aviation Capital Finance DAC (C)	2.300	06-15-28	8,237,000	6,796,441
United Rentals North America, Inc.	3.875	11-15-27	13,783,000	12,714,818
United Rentals North America, Inc.	4.875	01-15-28	26,278,000	25,048,190
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Information technology 3.2%				$668,378,652
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	34,267,000	26,804,077
Motorola Solutions, Inc.	2.750	05-24-31	28,486,000	22,641,216
Motorola Solutions, Inc.	4.600	05-23-29	10,368,000	9,756,985
IT services 0.4%
Block, Inc.	3.500	06-01-31	8,050,000	6,503,595
CGI, Inc.	1.450	09-14-26	24,919,000	21,966,561
Gartner, Inc. (C)	4.500	07-01-28	25,252,000	23,182,012
Sabre GLBL, Inc. (C)	7.375	09-01-25	14,309,000	13,393,468
VeriSign, Inc.	2.700	06-15-31	13,953,000	11,265,869
Semiconductors and semiconductor equipment 1.7%
Broadcom, Inc. (C)	3.419	04-15-33	35,997,000	28,981,092
Broadcom, Inc.	4.750	04-15-29	85,868,000	82,130,043
Broadcom, Inc. (C)	4.926	05-15-37	15,585,000	13,556,283
KLA Corp.	4.100	03-15-29	15,557,000	14,815,956
Marvell Technology, Inc.	2.450	04-15-28	31,863,000	27,257,038
Micron Technology, Inc.	4.185	02-15-27	68,119,000	64,480,452
Micron Technology, Inc.	5.327	02-06-29	65,097,000	63,590,188
NXP BV	3.875	06-18-26	32,848,000	31,200,155
Qorvo, Inc. (C)	3.375	04-01-31	16,254,000	13,007,589
Renesas Electronics Corp. (C)	1.543	11-26-24	18,559,000	17,075,188
Software 0.3%
Autodesk, Inc.	2.850	01-15-30	10,308,000	8,851,345
Consensus Cloud Solutions, Inc. (C)	6.500	10-15-28	12,044,000	10,508,390
Infor, Inc. (C)	1.750	07-15-25	7,620,000	6,850,642
Oracle Corp.	2.950	04-01-30	51,015,000	43,532,813
Technology hardware, storage and peripherals 0.5%
CDW LLC	3.250	02-15-29	8,552,000	7,205,541
Dell International LLC	4.900	10-01-26	41,783,000	40,863,042
Dell International LLC	5.300	10-01-29	20,296,000	19,610,072
Dell International LLC	5.850	07-15-25	12,962,000	13,040,579
Western Digital Corp.	4.750	02-15-26	27,865,000	26,308,461
Materials 1.7%				346,604,788
Chemicals 0.3%
Braskem Idesa SAPI (C)	6.990	02-20-32	13,611,000	9,475,978
Braskem Netherlands Finance BV (C)	5.875	01-31-50	24,630,000	18,803,182
Sasol Financing USA LLC	5.500	03-18-31	14,257,000	11,886,774
Trinseo Materials Operating SCA (C)	5.125	04-01-29	8,291,000	5,521,241
Valvoline, Inc. (C)	3.625	06-15-31	21,112,000	17,001,534
Construction materials 0.3%
Cemex SAB de CV (C)	3.875	07-11-31	20,594,000	16,578,170
Cemex SAB de CV (C)	5.200	09-17-30	17,916,000	16,375,603
Standard Industries, Inc. (C)	3.375	01-15-31	8,626,000	6,618,371
Standard Industries, Inc. (C)	4.375	07-15-30	10,985,000	9,145,013
Standard Industries, Inc. (C)	5.000	02-15-27	4,561,000	4,213,594
Containers and packaging 0.2%
Mauser Packaging Solutions Holding Company (C)	7.875	08-15-26	10,356,000	10,420,725
Owens-Brockway Glass Container, Inc. (C)	6.625	05-13-27	9,013,000	8,765,143
Pactiv Evergreen Group Issuer LLC (C)	4.375	10-15-28	11,571,000	9,925,695
Pactiv Evergreen Group Issuer, Inc. (C)	4.000	10-15-27	24,222,000	21,130,062
Metals and mining 0.9%
Anglo American Capital PLC (C)	4.750	04-10-27	14,781,000	14,353,024
16	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Arconic Corp. (C)	6.125	02-15-28	10,635,000	$10,448,888
First Quantum Minerals, Ltd. (C)	6.500	03-01-24	3,794,000	3,757,919
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	9,628,000	9,185,738
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	15,023,000	14,094,579
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	11,526,000	11,180,286
Freeport-McMoRan, Inc.	4.250	03-01-30	25,953,000	23,503,815
Freeport-McMoRan, Inc.	4.625	08-01-30	18,994,000	17,528,549
Freeport-McMoRan, Inc.	5.450	03-15-43	30,200,000	27,265,587
Hudbay Minerals, Inc. (C)	4.500	04-01-26	4,708,000	4,227,031
JW Aluminum Continuous Cast Company (C)	10.250	06-01-26	6,904,000	6,938,520
Newmont Corp.	2.800	10-01-29	10,460,000	8,900,597
Novelis Corp. (C)	4.750	01-30-30	28,979,000	25,458,341
Volcan Cia Minera SAA (C)	4.375	02-11-26	4,899,000	3,900,829
Real estate 1.5%				298,712,057
Equity real estate investment trusts 1.5%
American Homes 4 Rent LP	4.250	02-15-28	12,929,000	12,073,470
American Tower Corp.	1.600	04-15-26	15,794,000	14,055,905
American Tower Corp. (D)	3.550	07-15-27	18,925,000	17,492,363
American Tower Corp.	3.800	08-15-29	38,566,000	34,765,909
Crown Castle, Inc.	3.800	02-15-28	13,032,000	12,102,839
GLP Capital LP	3.250	01-15-32	10,853,000	8,620,946
GLP Capital LP	4.000	01-15-30	10,777,000	9,438,432
GLP Capital LP	5.375	04-15-26	20,353,000	19,848,856
Host Hotels & Resorts LP	3.375	12-15-29	27,488,000	23,393,662
Host Hotels & Resorts LP	3.500	09-15-30	15,915,000	13,229,372
Host Hotels & Resorts LP	4.500	02-01-26	12,001,000	11,568,910
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	4,858,000	4,006,587
Iron Mountain, Inc. (C)	4.875	09-15-29	9,816,000	8,544,681
Iron Mountain, Inc. (C)	5.250	07-15-30	11,787,000	10,277,557
RHP Hotel Properties LP (C)	4.500	02-15-29	15,671,000	13,640,871
SBA Tower Trust (C)	2.836	01-15-25	22,542,000	21,172,118
SBA Tower Trust (C)	6.599	01-15-28	8,442,000	8,713,749
VICI Properties LP (C)	3.875	02-15-29	13,041,000	11,339,680
VICI Properties LP (C)	4.125	08-15-30	12,630,000	10,909,586
VICI Properties LP (C)	4.625	12-01-29	24,513,000	21,962,689
VICI Properties LP	5.125	05-15-32	5,669,000	5,259,982
XHR LP (C)	4.875	06-01-29	7,368,000	6,293,893
Utilities 1.5%				312,347,816
Electric utilities 1.0%
Atlantica Transmision Sur SA (C)	6.875	04-30-43	12,508,713	11,539,288
Emera US Finance LP	3.550	06-15-26	22,002,000	20,654,148
FirstEnergy Corp. (D)	2.650	03-01-30	15,065,000	12,492,802
FirstEnergy Corp.	3.400	03-01-50	5,998,000	4,052,792
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	7,220,000	5,812,100
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	10,230,000	8,276,044
NextEra Energy Capital Holdings, Inc.	6.051	03-01-25	9,179,000	9,234,896
NRG Energy, Inc. (C)	2.450	12-02-27	22,398,000	18,883,780
NRG Energy, Inc. (C)	3.375	02-15-29	5,134,000	4,168,602
NRG Energy, Inc. (C)	3.625	02-15-31	12,916,000	10,014,764
NRG Energy, Inc. (C)	3.875	02-15-32	25,570,000	19,830,558
NRG Energy, Inc. (C)	4.450	06-15-29	16,431,000	14,620,816
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Vistra Operations Company LLC (C)	3.700	01-30-27	43,768,000	$40,074,492
Vistra Operations Company LLC (C)	4.300	07-15-29	38,331,000	34,493,755
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	20,313,000	19,308,639
Independent power and renewable electricity producers 0.3%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	16,304,000	14,249,696
DPL, Inc.	4.125	07-01-25	14,640,000	13,751,749
LLPL Capital Pte, Ltd. (C)	6.875	02-04-39	3,008,990	2,739,880
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	16,950,000	15,339,750
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	6,602,000	6,057,335
Multi-utilities 0.1%

Dominion Energy, Inc.	3.375	04-01-30	14,886,000	13,021,817

NiSource, Inc.	3.600	05-01-30	15,381,000	13,730,113
Municipal bonds 0.2%				$45,334,070
(Cost $53,989,768)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	12,829,700
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	21,894,000	18,835,189
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	1,745,000	1,459,979

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	13,918,000	12,209,202
Term loans (G) 0.1%				$23,076,300
(Cost $25,666,595)
Industrials 0.1%				15,813,879
Professional services 0.1%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	8.188	06-02-28	18,501,175	15,813,879
Materials 0.0%				7,262,421
Containers and packaging 0.0%
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month SOFR + 4.175%)	8.893	04-13-29	4,135,220	4,072,861

Mauser Packaging Solutions Holding Company, 2017 Term Loan B (H)	TBD	04-03-24	3,193,551	3,189,560
Collateralized mortgage obligations 7.9%				$1,631,248,172
(Cost $1,970,404,921)
Commercial and residential 5.8%				1,199,331,562
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(I)	0.990	04-25-53	8,496,554	7,820,345
Series 2021-2, Class A1 (C)(I)	0.985	04-25-66	7,663,813	6,370,091
Series 2021-4, Class A1 (C)(I)	1.035	01-20-65	17,269,571	13,754,918
Series 2021-5, Class A1 (C)(I)	0.951	07-25-66	22,516,153	18,364,267
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(I)	1.175	10-25-48	13,418,290	11,156,974
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(I)	3.719	11-05-32	11,565,000	8,522,072
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	15,513,000	14,806,220
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	10,908,000	10,295,371
BBCMS Trust
Series 2015-SRCH, Class D (C)(I)	4.957	08-10-35	15,436,000	13,284,973
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class X1 IO (C)	0.716	06-11-41	6,956	7
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	20,287,949	19,500,596
Series 2019-B13, Class A2	2.889	08-15-57	20,055,000	19,030,597
BOCA Commercial Mortgage Trust
18	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (B)(C)	6.332	05-15-39	19,350,000	$19,259,237
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (B)(C)	6.882	05-15-39	7,240,000	7,112,976
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (B)(C)	6.460	04-15-37	55,353,000	54,349,046
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(I)	0.941	02-25-49	10,000,452	8,748,358
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (C)	0.179	01-10-35	123,773,000	15,472
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month CME Term SOFR + 1.044%) (B)(C)	5.607	10-15-37	17,089,848	16,908,128
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (B)(C)	5.438	11-15-38	17,129,000	16,839,460
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (B)(C)	5.688	09-15-36	23,449,000	22,626,329
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (B)(C)	5.552	01-17-39	41,470,000	40,730,718
BX Trust
Series 2022-CLS, Class A (C)	5.760	10-13-27	19,433,000	18,887,535
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	6.338	12-15-37	6,315,000	6,204,087
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (B)(C)	7.138	12-15-37	12,809,000	12,519,815
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (C)	3.341	05-10-36	19,515,000	19,214,090
Series 2019-SMRT, Class A (C)	4.149	01-10-36	10,996,000	10,786,698
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(I)	0.924	08-25-66	14,283,320	11,296,197
Series 2021-3, Class A1 (C)(I)	0.956	09-27-66	21,271,731	16,751,488
Series 2021-HX1, Class A1 (C)(I)	1.110	10-25-66	16,522,941	13,337,783
COLT Trust
Series 2020-RPL1, Class A1 (C)(I)	1.390	01-25-65	30,236,617	25,775,397
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.228	10-15-45	8,095,051	802
Series 2014-CR15, Class XA IO	0.615	02-10-47	49,031,460	197,018
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.434	05-10-51	222,683,535	4,138,084
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(I)	4.394	08-10-30	18,413,000	16,919,048
Series 2017-PANW, Class A (C)	3.244	10-10-29	7,264,000	6,821,354
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	14,666,000	13,627,578
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(C)	6.188	05-15-36	23,760,886	23,491,829
Series 2020-NET, Class A (C)	2.257	08-15-37	7,038,652	6,323,824
Series 2021-NQM2, Class A1 (C)(I)	1.179	02-25-66	13,025,874	10,934,924
Series 2021-NQM3, Class A1 (C)(I)	1.015	04-25-66	11,592,335	9,405,854
Series 2021-NQM5, Class A1 (C)(I)	0.938	05-25-66	8,383,775	6,552,566
Series 2021-NQM6, Class A1 (C)(I)	1.174	07-25-66	21,280,228	16,939,051
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(I)	0.797	02-25-66	5,652,052	4,595,808
Series 2021-2, Class A1 (C)(I)	0.931	06-25-66	13,950,302	11,205,509
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(I)	2.500	02-01-51	27,263,500	21,996,110
GCAT Trust
Series 2021-NQM1, Class A1 (C)(I)	0.874	01-25-66	9,137,291	7,619,347
Series 2021-NQM2, Class A1 (C)(I)	1.036	05-25-66	10,217,382	8,257,110
Series 2021-NQM3, Class A1 (C)(I)	1.091	05-25-66	16,355,211	13,325,957
GS Mortgage Securities Trust
Series 2011-GC5, Class XA IO (C)	0.090	08-10-44	3,203,485	32
Series 2015-590M, Class C (C)(I)	3.805	10-10-35	6,950,000	6,183,583
Series 2017-485L, Class C (C)(I)	3.982	02-10-37	6,670,000	5,737,243
Series 2019-GC40, Class A2	2.971	07-10-52	22,410,000	21,599,717
Series 2020-UPTN, Class A (C)	2.751	02-10-37	13,326,000	12,235,308
GS Mortgage-Backed Securities Trust
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-NQM1, Class A1 (C)(I)	1.382	09-27-60	3,095,063	$2,810,813
Series 2021-NQM1, Class A1 (C)(I)	1.017	07-25-61	6,913,163	5,817,167
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	17,622,522	185,867
Series 2007-4, Class ES IO	0.350	07-19-47	18,160,794	241,668
Series 2007-6, Class ES IO (C)	0.343	08-19-37	18,582,380	235,933
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(I)	1.071	06-25-56	9,930,901	8,177,613
IMT Trust
Series 2017-APTS, Class AFX (C)	3.478	06-15-34	7,744,000	7,413,021
Series 2017-APTS, Class CFX (C)(I)	3.497	06-15-34	6,867,000	6,504,321
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (B)(C)	7.051	08-15-39	32,450,000	32,490,585
Irvine Core Office Trust
Series 2013-IRV, Class A2 (C)(I)	3.173	05-15-48	20,104,000	19,434,296
Series 2013-IRV, Class XA IO (C)	1.105	05-15-48	666,613	244
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	15,435,000	13,920,191
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(C)	5.938	05-15-36	11,580,000	11,419,617
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (B)(C)	5.288	03-15-38	23,224,636	22,803,578
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (B)(C)	5.988	03-15-38	19,530,634	18,918,692
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (B)(C)	5.858	05-15-39	54,728,000	54,522,633
MFA Trust
Series 2021-NQM1, Class A1 (C)(I)	1.153	04-25-65	7,896,623	6,981,035
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(I)	3.790	11-15-32	9,223,000	7,961,189
Series 2018-ALXA, Class C (C)(I)	4.316	01-15-43	7,402,000	6,335,743
NYMT Loan Trust
Series 2022-CP1, Class A1 (C)	2.042	07-25-61	10,673,771	9,520,322
OBX Trust
Series 2020-EXP2, Class A3 (C)(I)	2.500	05-25-60	5,970,782	4,949,363
Series 2021-NQM2, Class A1 (C)(I)	1.101	05-25-61	14,855,954	11,499,285
Series 2021-NQM3, Class A1 (C)(I)	1.054	07-25-61	22,877,097	17,643,369
One Market Plaza Trust
Series 2017-1MKT, Class D (C)	4.146	02-10-32	5,035,000	4,481,517
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(I)	2.000	01-25-36	23,083,311	19,526,747
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	22,906,000	17,190,197
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (B)(C)	5.563	01-15-39	55,385,000	54,240,580
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (C)(I)	2.447	12-25-66	23,796,606	20,143,489
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(I)	3.796	10-25-53	7,568,000	7,346,184
Series 2015-2, Class 1M2 (C)(I)	3.497	11-25-60	8,627,245	8,426,898
Series 2017-2, Class A1 (C)(I)	2.750	04-25-57	296,094	292,625
Series 2018-1, Class A1 (C)(I)	3.000	01-25-58	2,081,607	2,017,235
Series 2018-4, Class A1 (C)(I)	3.000	06-25-58	12,703,949	11,686,378
Series 2018-5, Class A1A (C)(I)	3.250	07-25-58	1,375,316	1,321,411
Series 2018-6, Class A1A (C)(I)	3.750	03-25-58	8,784,218	8,539,300
Series 2019-1, Class A1 (C)(I)	3.718	03-25-58	10,796,971	10,237,430
Series 2019-4, Class A1 (C)(I)	2.900	10-25-59	11,581,697	10,761,948
Series 2020-4, Class A1 (C)	1.750	10-25-60	17,314,681	15,305,551
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (C)	1.218	05-25-65	4,554,369	4,126,854
Series 2021-3, Class A1 (C)(I)	1.046	06-25-66	17,103,442	14,191,335
20	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-4, Class A1 (C)(I)	0.938	07-25-66	9,746,830	$7,744,551
Series 2021-5, Class A1 (C)(I)	1.013	09-25-66	16,410,847	13,157,258
Series 2021-R1, Class A1 (C)(I)	0.820	10-25-63	7,177,473	6,422,331
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class XA IO (C)	1.151	12-15-45	1,623,503	151
Series 2013-C16, Class XA IO	0.565	09-15-46	7,528,315	8,146
U.S. Government Agency 2.1%				431,916,610
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (B)(C)	5.484	01-25-42	25,378,042	24,966,801
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (B)(C)	5.784	02-25-42	16,606,692	16,494,941
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (B)(C)	6.884	02-25-42	24,949,000	24,385,849
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (B)(C)	6.484	04-25-42	22,822,388	22,923,665
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (B)(C)	7.384	04-25-42	15,070,000	15,088,937
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (B)(C)	6.684	05-25-42	17,509,758	17,675,304
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (B)(C)	7.834	05-25-42	22,588,000	22,984,230
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%) (B)(C)	8.984	06-25-42	24,401,000	25,563,525
Series K038, Class X1 IO	1.075	03-25-24	167,228,927	1,354,120
Series KS03, Class X IO	0.199	08-25-25	17,356,537	82,299
Series T-41, Class 3A (I)	4.369	07-25-32	790	751
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	85	87
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (B)(C)	6.584	03-25-42	21,190,644	21,245,776
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (B)(C)	6.484	03-25-42	9,115,779	9,147,970
Series 427, Class C20 IO	2.000	02-25-51	144,689,576	19,323,271
Series 427, Class C77 IO	2.500	09-25-51	68,332,971	10,120,541
Government National Mortgage Association
Series 2008-90, Class IO	2.011	12-16-50	2,036,072	258,020
Series 2012-114, Class IO	0.612	01-16-53	8,801,345	134,896
Series 2012-120, Class IO	0.640	02-16-53	4,057,551	64,259
Series 2012-70, Class IO	0.094	08-16-52	310,801	176
Series 2013-63, Class IO	0.737	09-16-51	4,930,517	104,408
Series 2016-174, Class IO	0.876	11-16-56	26,536,619	1,081,338
Series 2017-109, Class IO	0.230	04-16-57	42,852,580	814,538
Series 2017-124, Class IO	0.620	01-16-59	39,644,184	1,198,666
Series 2017-135, Class IO	0.720	10-16-58	51,128,629	2,077,121
Series 2017-140, Class IO	0.486	02-16-59	22,984,630	762,607
Series 2017-159, Class IO	0.434	06-16-59	34,336,217	1,105,554
Series 2017-169, Class IO	0.588	01-16-60	86,344,868	2,901,939
Series 2017-20, Class IO	0.531	12-16-58	79,816,819	2,058,492
Series 2017-22, Class IO	0.759	12-16-57	10,469,696	387,524
Series 2017-41, Class IO	0.595	07-16-58	32,108,582	901,859
Series 2017-46, Class IO	0.696	11-16-57	54,744,666	2,043,356
Series 2017-61, Class IO	0.746	05-16-59	19,608,296	733,797
Series 2017-74, Class IO	0.449	09-16-58	43,308,835	1,021,413
Series 2017-89, Class IO	0.502	07-16-59	36,929,921	1,183,172
Series 2018-114, Class IO	0.710	04-16-60	38,339,558	1,547,611
Series 2018-158, Class IO	0.772	05-16-61	78,389,941	3,907,558
Series 2018-35, Class IO	0.529	03-16-60	74,902,662	2,756,081
Series 2018-43, Class IO	0.438	05-16-60	94,336,114	3,141,544
Series 2018-68, Class IO	0.423	01-16-60	12,908,167	429,950
Series 2018-69, Class IO	0.611	04-16-60	33,396,774	1,530,928
Series 2018-81, Class IO	0.475	01-16-60	20,844,745	826,607
Series 2018-9, Class IO	0.443	01-16-60	57,317,580	1,764,825
Series 2018-99, Class IO	0.472	06-16-60	50,376,638	1,835,533
Series 2019-131, Class IO	0.802	07-16-61	64,217,798	3,533,809
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-100, Class IO	0.782	05-16-62	76,148,312	$4,487,352
Series 2020-108, Class IO	0.847	06-16-62	189,922,977	11,308,470
Series 2020-114, Class IO	0.800	09-16-62	182,545,754	11,122,823
Series 2020-118, Class IO	0.881	06-16-62	153,115,769	9,488,936
Series 2020-119, Class IO	0.602	08-16-62	76,686,111	3,867,810
Series 2020-120, Class IO	0.761	05-16-62	42,688,797	2,496,317
Series 2020-137, Class IO	0.794	09-16-62	257,731,079	14,657,630
Series 2020-150, Class IO	0.961	12-16-62	125,033,282	8,822,448
Series 2020-170, Class IO	0.833	11-16-62	168,231,065	10,702,120
Series 2020-92, Class IO	0.877	02-16-62	31,398,952	2,050,399
Series 2021-110, Class IO	0.872	11-16-63	99,271,869	6,794,335
Series 2021-163, Class IO	0.800	03-16-64	120,448,878	7,646,673
Series 2021-183, Class IO	0.871	01-16-63	91,559,046	5,926,104
Series 2021-3, Class IO	0.867	09-16-62	215,374,667	13,900,496
Series 2021-40, Class IO	0.824	02-16-63	57,539,768	3,670,669
Series 2022-150, Class IO	0.823	06-16-64	22,440,794	1,506,125
Series 2022-17, Class IO	0.802	06-16-64	140,771,617	9,356,484
Series 2022-181, Class IO	0.715	07-16-64	69,340,066	5,122,144
Series 2022-21, Class IO	0.783	10-16-63	61,878,568	3,997,510
Series 2022-53, Class IO	0.712	06-16-64	232,432,736	12,927,560

Series 2022-57, Class IO	0.756	09-16-63	170,586,235	10,598,557
Asset backed securities 7.5%				$1,562,793,669
(Cost $1,746,433,605)
Asset backed securities 7.5%				1,562,793,669
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-20-30	9,084,000	8,330,646
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	48,454,000	42,197,169
AMSR Trust
Series 2020-SFR4, Class A (C)	1.355	11-17-37	9,927,000	8,884,788
Series 2021-SFR4, Class A (C)	2.117	12-17-38	5,614,000	4,976,503
Applebee’s Funding LLC
Series 2019-1A, Class A2I (C)	4.194	06-05-49	31,476,060	30,550,506
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	10,355,918	9,189,831
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	33,918,300	29,443,357
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (C)	2.360	03-20-26	30,746,000	28,922,861
Series 2020-1A, Class A (C)	2.330	08-20-26	23,406,000	21,732,633
BMW Vehicle Lease Trust
Series 2022-1, Class A3	1.100	03-25-25	11,956,000	11,628,765
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (C)	3.280	09-26-33	7,812,849	7,372,951
Carlyle U.S. CLO, Ltd.
Series 2019-2A, Class A1R (3 month LIBOR + 1.120%) (B)(C)	5.912	07-15-32	15,033,000	14,838,698
CarMax Auto Owner Trust
Series 2022-1, Class A3	1.470	12-15-26	16,354,000	15,543,901
CARS-DB4 LP
Series 2020-1A, Class B1 (C)	4.170	02-15-50	21,876,000	20,328,888
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	32,784,001	29,354,293
Series 2021-1A, Class A1 (C)	1.530	03-15-61	31,531,690	27,384,094
Chase Auto Credit Linked Notes
Series 2021-3, Class B (C)	0.760	02-26-29	9,744,242	9,237,698
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	36,836,717	32,045,631
22	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	27,970,613	$24,021,311
Series 2022-1A, Class A (C)	2.720	01-18-47	20,156,230	17,421,827
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	69,188	67,346
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	16,189,140	14,377,724
Series 2021-1A, Class C (C)	4.430	02-27-51	3,400,000	2,917,515
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	11,765,750	10,926,393
Series 2021-1A, Class A2I (C)	2.045	11-20-51	51,624,525	45,063,564
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	6,825,000	5,302,632
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	35,218,400	32,986,892
Series 2021-1A, Class A2I (C)	2.662	04-25-51	24,270,698	20,783,411
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	21,895,160	18,634,204
Series 2021-1A, Class A2 (C)	2.791	10-20-51	30,534,488	24,896,813
Elmwood CLO IV, Ltd.
Series 2020-1A, Class A (3 month LIBOR + 1.240%) (B)(C)	6.032	04-15-33	24,174,000	23,958,585
ExteNet LLC
Series 2019-1A, Class C (C)	5.219	07-26-49	7,100,000	6,597,793
FirstKey Homes Trust
Series 2020-SFR1, Class A (C)	1.339	08-17-37	39,075,227	35,274,052
Series 2020-SFR2, Class A (C)	1.266	10-19-37	25,604,024	22,838,413
Series 2021-SFR1, Class A (C)	1.538	08-17-38	18,565,372	16,217,764
Series 2021-SFR1, Class D (C)	2.189	08-17-38	23,526,000	20,115,880
Five Guys Funding LLC
Series 2017-1A, Class A2 (C)	4.600	07-25-47	16,942,985	16,350,726
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	44,953,000	43,822,513
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (C)	2.900	04-15-26	31,317,000	30,463,217
Series 2020-1, Class A (C)	0.680	08-15-25	15,128,000	14,809,722
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	22,181,000	20,268,443
Series 2021-1A, Class A2 (C)	2.773	04-20-29	24,582,000	22,499,251
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	21,357,000	19,337,448
Hilton Grand Vacations Trust
Series 2017-AA, Class A (C)	2.660	12-26-28	4,533,761	4,480,956
Series 2018-AA, Class A (C)	3.540	02-25-32	3,996,142	3,858,702
Series 2022-1D, Class B (C)	4.100	06-20-34	2,381,314	2,255,313
Home Partners of America Trust
Series 2021-2, Class A (C)	1.901	12-17-26	10,652,824	9,391,004
Hotwire Funding LLC
Series 2021-1, Class C (C)	4.459	11-20-51	4,950,000	4,205,722
Hyundai Auto Lease Securitization Trust
Series 2022-A, Class A3 (C)	1.160	01-15-25	14,391,000	13,954,142
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	8,561,280	7,630,189
Series 2022-1A, Class A2I (C)	3.445	02-26-52	27,628,160	24,409,175
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (C)	2.730	10-25-48	1,694,579	1,644,235
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3	0.460	06-15-26	19,123,000	18,250,144
MVW Owner Trust
Series 2018-1A, Class A (C)	3.450	01-21-36	7,685,187	7,461,889
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (C)	3.910	12-15-45	3,575,609	3,457,955
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (C)	2.600	08-15-68	10,255,673	$9,431,973
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	17,180,692	14,391,426
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	42,023,490	34,535,745
Series 2022-1A, Class A2 (C)	3.695	01-30-52	18,398,160	14,861,886
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	41,424,000	35,474,221
Series 2021-1, Class B1 (C)	2.410	10-20-61	12,548,000	10,548,124
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	5,894,456	5,209,784
OCP CLO, Ltd.
Series 2020-19A, Class AR (3 month LIBOR + 1.150%) (B)(C)	5.958	10-20-34	14,541,000	14,301,161
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (C)	4.459	02-15-27	4,751,274	4,718,586
Series 2020-1A, Class A2 (C)	3.101	02-15-28	1,554,393	1,537,111
PFS Financing Corp.
Series 2020-E, Class A (C)	1.000	10-15-25	20,469,000	19,880,719
Progress Residential Trust
Series 2020-SFR1, Class A (C)	1.732	04-17-37	15,478,746	14,314,704
Series 2021-SFR8, Class B (C)	1.681	10-17-38	13,890,000	11,960,144
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	4.934	08-25-35	2,267,676	2,224,536
Santander Retail Auto Lease Trust
Series 2022-A, Class A3 (C)	1.340	07-21-25	11,616,000	11,048,204
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (C)	2.510	01-26-32	43,933,000	41,607,556
SCF Equipment Leasing LLC
Series 2021-1A, Class E (C)	3.560	08-20-32	3,300,000	3,014,598
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	30,206,430	28,007,130
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class D (C)	5.200	09-20-35	1,215,336	1,179,296
Series 2019-1A, Class A (C)	3.200	01-20-36	2,098,808	2,027,648
Series 2021-1A, Class D (C)	3.170	11-20-37	1,988,444	1,811,261
SMB Private Education Loan Trust
Series 2019-B, Class A2A (C)	2.840	06-15-37	18,561,490	17,238,743
Series 2020-PTA, Class A2A (C)	1.600	09-15-54	17,847,948	15,852,105
Series 2021-A, Class APT2 (C)	1.070	01-15-53	12,183,567	10,445,854
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	27,004,575	24,664,251
Series 2021-1A, Class A2I (C)	2.190	08-20-51	22,711,628	18,533,347
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	8,614,798	7,005,176
Taco Bell Funding LLC
Series 2021-1A, Class A2I (C)	1.946	08-25-51	44,735,725	38,606,796
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	18,346,556	15,383,685
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	40,052,562	34,521,227
Series 2021-1A, Class A (C)	1.860	03-20-46	23,803,302	20,095,114
Vantage Data Centers LLC
Series 2020-1A, Class A2 (C)	1.645	09-15-45	26,045,000	23,210,241
Series 2020-2A, Class A2 (C)	1.992	09-15-45	20,898,000	17,454,455
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	27,627,250	23,021,751
VSE VOI Mortgage LLC
Series 2017-A, Class A (C)	2.330	03-20-35	8,035,515	7,736,361
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	25,475,055	21,248,157
24	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	7,101,505	$5,475,056
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	20,905,640	17,299,459

	Shares	Value
Common stocks 0.1%		$14,664,517
(Cost $26,895,162)
Utilities 0.1%		14,664,517
Multi-utilities 0.1%

Algonquin Power & Utilities Corp.	537,950	14,664,517

Preferred securities 0.1%		$22,779,890
(Cost $25,633,341)
Communication services 0.0%		8,699,156
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	468,200	8,699,156
Financials 0.0%		2,551,677
Banks 0.0%
Wells Fargo & Company, 7.500%	2,139	2,551,677
Utilities 0.1%		11,529,057
Multi-utilities 0.1%
NiSource, Inc., 7.750%	111,900	11,529,057

	Par value^	Value
Escrow certificates 0.0%		$38,202
(Cost $0)
LSC Communications, Inc. (C)(J)(K)	19,591,000	38,202

	Yield (%)	Shares	Value
Short-term investments 3.6%			$755,014,596
(Cost $754,898,984)
Short-term funds 3.6%			755,014,596
John Hancock Collateral Trust (L)	4.5832(M)	75,535,451	755,014,596

Total investments (Cost $23,352,820,864) 102.4%	$21,255,777,372
Other assets and liabilities, net (2.4%)	(496,685,825)
Total net assets 100.0%	$20,759,091,547

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	25

(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,783,389,673 or 27.9% of the fund’s net assets as of 2-28-23.
(D)	All or a portion of this security is on loan as of 2-28-23. The value of securities on loan amounted to $23,717,971.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(K)	Non-income producing security.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $24,206,087.
(M)	The rate shown is the annualized seven-day yield as of 2-28-23.
26	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	353	Long	Jun 2023	$44,351,052	$44,202,219	$(148,833)
						$(148,833)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	27

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2023, by major security category or type:
	Total value at 2-28-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$8,632,226,475	—	$8,632,226,475	—
Foreign government obligations	41,117,969	—	41,117,969	—
Corporate bonds	8,527,483,512	—	8,527,483,512	—
Municipal bonds	45,334,070	—	45,334,070	—
Term loans	23,076,300	—	23,076,300	—
Collateralized mortgage obligations	1,631,248,172	—	1,631,248,172	—
Asset backed securities	1,562,793,669	—	1,562,793,669	—
Common stocks	14,664,517	$14,664,517	—	—
Preferred securities	22,779,890	22,779,890	—	—
Escrow certificates	38,202	—	—	$38,202
Short-term investments	755,014,596	755,014,596	—	—
Total investments in securities	$21,255,777,372	$792,459,003	$20,463,280,167	$38,202
Derivatives:
Liabilities
Futures	$(148,833)	$(148,833)	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	75,535,451	$92,648,841	$6,431,245,251	$(5,768,637,613)	$(340,147)	$98,264	$15,655,746	—	$755,014,596
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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